UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03566

T. Rowe Price Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Growth & Income Fund	September 30, 2014

T. Rowe Price Growth & Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.6%		
CONSUMER DISCRETIONARY 14.1%		
Auto Components 0.8%		
Delphi Automotive	185,600	11,385
		11,385
Hotels, Restaurants & Leisure 3.1%		
Hilton Worldwide Holdings (1)	175,027	4,311
Marriott, Class A	95,389	6,668
MGM Resorts International (1)	116,500	2,654
Starbucks	106,800	8,059
Wynn Resorts	103,300	19,325
Yum! Brands	85,400	6,147
		47,164
Household Durables 0.2%		
Lennar, Class A (2)	94,200	3,658
		3,658
Internet & Catalog Retail 1.8%		
Amazon.com (1)	84,400	27,214
		27,214
Media 2.0%		
Time Warner	174,066	13,091
Twenty-First Century Fox, Class A	471,800	16,178
		29,269
Multiline Retail 1.3%		
Dollar General (1)	188,400	11,513
Kohl's	125,100	7,635
		19,148
Specialty Retail 4.9%		
AutoZone (1)	31,900	16,258

Lowe's	531,400	28,122
TJX	481,600	28,496
		72,876
Total Consumer Discretionary		210,714
CONSUMER STAPLES 7.3%		
Beverages 2.6%		
Coca-Cola	232,000	9,897
PepsiCo	303,800	28,281
		38,178
Food & Staples Retailing 1.0%		
CVS Health	131,800	10,490
Wal-Mart	69,500	5,315
		15,805
Food Products 1.3%		
General Mills	192,700	9,722
Mondelez International	301,900	10,344
		20,066
Household Products 1.4%		
Procter & Gamble	246,600	20,650
		20,650
Tobacco 1.0%		
Philip Morris International	176,100	14,687
		14,687
Total Consumer Staples		109,386
ENERGY 8.5%		
Energy Equipment & Services 1.8%		
Schlumberger	263,261	26,771
		26,771

Oil, Gas & Consumable Fuels 6.7%		
Anadarko Petroleum	58,600	5,944
Apache	167,700	15,742
Chesapeake Energy	204,500	4,702
Concho Resources (1)	68,300	8,564
EQT	97,400	8,916
Exxon Mobil Corporation	235,800	22,177
Royal Dutch Shell, ADR	235,300	17,913
Spectra Energy	412,299	16,187
		100,145
Total Energy		126,916
FINANCIALS 16.5%		
Banks 6.3%		
Bank of America	1,400,300	23,875
JPMorgan Chase	428,400	25,807
M&T Bank (2)	90,000	11,096
U.S. Bancorp	536,200	22,429
Wells Fargo	222,200	11,526
		94,733
Capital Markets 4.8%		
Invesco	310,300	12,251
Morgan Stanley	439,700	15,200
State Street	342,200	25,189
TD Ameritrade Holding	553,300	18,464
		71,104
Diversified Financial Services 0.6%		
Moody's	87,700	8,288
		8,288
Insurance 2.1%		
Aon	222,300	19,489

XL Group	355,879	11,804
		31,293
Real Estate Investment Trusts 2.7%		
American Tower, REIT	426,939	39,974
		39,974
Total Financials		245,392
HEALTH CARE 16.3%		
Biotechnology 1.2%		
Amgen	129,500	18,190
		18,190
Health Care Equipment & Supplies 2.7%		
Becton, Dickinson & Company	187,100	21,294
Covidien	222,900	19,283
		40,577
Health Care Providers & Services 5.5%		
Express Scripts Holding (1)	33,700	2,380
Henry Schein (1)	164,400	19,148
McKesson	165,900	32,296
UnitedHealth Group	330,000	28,462
		82,286
Life Sciences Tools & Services 3.0%		
Agilent Technologies	314,100	17,897
Thermo Fisher Scientific	215,000	26,166
		44,063
Pharmaceuticals 3.9%		
Johnson & Johnson	229,400	24,452
Merck	372,000	22,052

Pfizer	391,282	11,570
		58,074
Total Health Care		243,190
INDUSTRIALS & BUSINESS SERVICES 14.6%		
Aerospace & Defense 3.2%		
Boeing	66,540	8,476
Precision Castparts	83,100	19,685
United Technologies	180,600	19,071
		47,232
Air Freight & Logistics 0.9%		
UPS, Class B	130,100	12,787
		12,787
Airlines 1.3%		
American Airlines	301,000	10,680
United Continental (1)	200,500	9,381
		20,061
Commercial Services & Supplies 1.3%		
Tyco International	418,400	18,648
		18,648
Industrial Conglomerates 5.0%		
3M	217,300	30,787
Danaher	580,300	44,091
		74,878
Machinery 1.4%		
Illinois Tool Works	219,800	18,556
Ingersoll-Rand	31,800	1,792
		20,348

Road & Rail 0.4%		
CSX	185,800	5,957
		5,957
Trading Companies & Distributors 1.1%		
W. W. Grainger	67,600	17,012
		17,012
Total Industrials & Business Services		216,923
INFORMATION TECHNOLOGY 17.0%		
Communications Equipment 1.5%		
Cisco Systems	458,200	11,533
QUALCOMM	151,800	11,350
		22,883
Internet Software & Services 3.4%		
Alibaba Group Holding, ADR (1)	89,368	7,940
Facebook (1)	148,620	11,747
Google, Class A (1)	26,300	15,475
Google, Class C (1)	26,300	15,185
		50,347
IT Services 5.6%		
Accenture, Class A	198,900	16,175
Fiserv (1)	518,500	33,513
Visa, Class A	158,400	33,798
		83,486
Semiconductor & Semiconductor Equipment 2.2%		
Analog Devices	35,865	1,775
Applied Materials	397,200	8,584
Texas Instruments	485,700	23,163
		33,522

Software 2.3%		
Autodesk (1)	238,500	13,141
Microsoft	445,600	20,658
		33,799
Technology Hardware, Storage & Peripherals 2.0%		
Apple	251,000	25,288
Western Digital	38,900	3,786
		29,074
Total Information Technology		253,111
MATERIALS 1.5%		
Chemicals 1.2%		
Air Products & Chemicals	79,400	10,336
Celanese, Series A	122,700	7,181
		17,517
Metals & Mining 0.3%		
BHP Billiton (GBP)	166,839	4,632
		4,632
Total Materials		22,149
TELECOMMUNICATION SERVICES 0.7%		
Diversified Telecommunication Services 0.7%		
AT&T	314,800	11,094
Total Telecommunication Services		11,094
UTILITIES 2.1%		
Electric Utilities 1.6%		
Duke Energy	161,533	12,078
Entergy	84,800	6,558

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 21, 1982. The fund seeks long-term capital growth and current income primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014, the value of loaned securities was $ 2,542,000; the value of cash collateral and related investments was $2,628,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $831,516,000. Net unrealized gain aggregated $663,960,000 at period-end, of which $665,859,000 related to appreciated investments and $1,899,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014